Taxation (Details) - Schedule of Taxes Payable	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
Schedule of Taxes Payable [Abstract]
Income tax payable	¥ 163,527		¥ 1,768,285	$ 23,088
VAT and other taxes payable	349,670		362,148	$ 49,370
Total taxes payable	¥ 513,197	$ 72,458	¥ 2,130,433